1. Nature of Operations and Going Concern (Narrative) (Details) (USD $)	3 Months Ended		4 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Apr. 30, 2013	Apr. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Nature Of Operations And Going Concern Details Narrative [Abstract]
Net Loss-Allocable to Common Shareholders			$ 1,402,982	$ 2,250,498	$ 6,048,113	$ 2,222,899
Negative Cash Flows from Operations	$ 1,013,268	$ 1,462,782	$ 918,941	$ 1,132,264	$ 4,522,710	$ 1,679,330